Financial risk management - Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 617,453,658	₩ 572,881,782
Credit loss allowances of financial assets	(4,597,461)	(4,363,032)
Financial assets at amortized cost, net	612,856,197	568,518,750
Mitigation of credit risk due to collateral	269,235,141	235,632,169
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	492,111,261	448,546,872
Credit loss allowances of financial assets	(4,587,273)	(4,351,609)
Financial assets at amortized cost, net	487,523,988	444,195,263
Mitigation of credit risk due to collateral	269,235,141	235,632,169
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	14,083,041	15,118,137
Credit loss allowances of financial assets	(24,990)	(18,890)
Financial assets at amortized cost, net	14,058,051	15,099,247
Mitigation of credit risk due to collateral	27,874	39,768
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	200,864,201	178,326,448
Credit loss allowances of financial assets	(1,054,625)	(872,104)
Financial assets at amortized cost, net	199,809,576	177,454,344
Mitigation of credit risk due to collateral	151,610,129	122,490,514
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	27,232,184	21,991,408
Credit loss allowances of financial assets	(3,876)	(10,343)
Financial assets at amortized cost, net	27,228,308	21,981,065
Mitigation of credit risk due to collateral	2,500	2,500
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	221,076,952	205,060,238
Credit loss allowances of financial assets	(2,363,495)	(2,296,581)
Financial assets at amortized cost, net	218,713,457	202,763,657
Mitigation of credit risk due to collateral	117,575,757	113,085,005
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,854,883	28,050,641
Credit loss allowances of financial assets	(1,140,287)	(1,153,691)
Financial assets at amortized cost, net	27,714,596	26,896,950
Mitigation of credit risk due to collateral	18,881	14,382
Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	92,016,210	88,637,000
Financial assets at amortized cost, net	92,016,210	88,637,000
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,326,187	35,697,910
Credit loss allowances of financial assets	(10,188)	(11,423)
Financial assets at amortized cost, net	33,315,999	35,686,487
12-month expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	467,871,541	441,192,380
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	353,549,452	329,507,918
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,740,875	12,465,770
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	177,166,099	158,067,855
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	25,118,226	20,226,305
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	117,893,181	118,154,965
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	21,631,071	20,593,023
12-month expected credit loss | Grade 1 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	83,218,889	78,098,959
12-month expected credit loss | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	31,103,200	33,585,503
12-month expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	79,730,199	72,336,419
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	68,774,293	59,785,443
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,027,427	2,260,226
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,397,386	6,429,281
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,030,126	1,680,151
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	55,345,067	46,714,178
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,974,287	2,701,607
12-month expected credit loss | Grade 2 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	8,736,563	10,446,092
12-month expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,219,343	2,104,884
Life time expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,556,728	27,419,792
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,546,694	27,419,792
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	254,625	392,061
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,714,193	8,934,566
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	83,783	82,000
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,324,015	16,503,560
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,170,078	1,507,605
Life time expected credit loss | Grade 1 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,034
Life time expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	32,572,737	28,920,336
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	32,518,369	28,820,864
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	60,114	80
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	4,387,929	3,839,919
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	49	2,952
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	25,633,821	22,375,111
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,436,456	2,602,802
Life time expected credit loss | Grade 2 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	50,724	91,949
Life time expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,644	7,523
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,722,453	3,012,855
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,722,453	3,012,855
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,198,594	1,054,827
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,880,868	1,312,424
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 642,991	₩ 645,604